FINANCIAL INSTRUMENTS - Financial Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 30, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vacation ownership notes receivable, net	$ 1,115	$ 970
Other assets	166	122
Debt, net	(1,095)	(737)
Non-interest bearing note payable, net	(14)	(16)
Securitized Vacation Ownership Notes Receivable
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vacation ownership notes receivable, net	814	717
Non-Securitized Vacation Ownership Notes Receivable
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vacation ownership notes receivable, net	301	253
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other assets	14	0
Total financial assets	1,129	970
Debt, net	(1,095)	(737)
Non-interest bearing note payable, net	(61)	0
Total financial liabilities	(1,088)	(729)
Carrying Amount | Non-Recourse Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, net	(835)	(729)
Carrying Amount | Convertible Senior Notes | Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, net	(192)	0
Carrying Amount | Securitized Vacation Ownership Notes Receivable
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vacation ownership notes receivable, net	814	717
Carrying Amount | Non-Securitized Vacation Ownership Notes Receivable
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vacation ownership notes receivable, net	301	253
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other assets	14	0
Total financial assets	1,290	1,101
Non-interest bearing note payable, net	(61)	0
Total financial liabilities	(1,157)	(726)
Fair Value | Non-Recourse Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, net	(836)	(726)
Fair Value | Convertible Senior Notes | Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, net	(260)	0
Fair Value | Securitized Vacation Ownership Notes Receivable
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vacation ownership notes receivable, net	955	834
Fair Value | Non-Securitized Vacation Ownership Notes Receivable
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vacation ownership notes receivable, net	$ 321	$ 267